ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 24, 2021	Angela Jaimes T +1 617 951 7591 Angela.Jaimes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	JOHCM Funds Trust

File Nos.: 333-249784 and 811-23615

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of JOHCM Funds Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 5 to the Trust’s Registration Statement under the Securities Act and Amendment No. 7 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 5/7”), including (i) the Prospectus for Institutional, Advisor, Investor and Class Z shares of eleven series of the Trust (the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature page.

Amendment No. 5/7 is being submitted in connection with the Trust’s annual update to its Registration Statement for all its existing series. The Trust expects to file an amendment pursuant to Rule 485(b) under the Securities Act on or prior to the effective date of this Amendment No. 5/7 in order to include updated financial information.

Please direct any questions you may have with respect to this filing to me (at 617-951-7591) or to George B. Raine (at 617-875-2562).

Very truly yours,

/s/ Angela Jaimes

Angela Jaimes